SCHEDULE OF SEGMENT REPORTING REVENUE BY PRODUCT CATEGORIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue from External Customer [Line Items]
Total revenue	$ 23,844,556	$ 29,522,353	$ 29,908,561
Fragrance Compounds [Member]
Revenue from External Customer [Line Items]
Total revenue	4,944,475	14,315,810	13,710,556
Health Supplements (Solid Drinks) [Member]
Revenue from External Customer [Line Items]
Total revenue	6,740,630	8,704,468	7,145,708
Bioactive Food Ingredients [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 12,159,451	$ 6,502,075	$ 9,052,297